ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

UNIVERSITY OF TEXAS SYSTEM RETIREMENT PROGRAMS

Supplement Dated January 17, 2013 to the Contract Prospectus
and Contract Prospectus Summary, each dated April 30, 2012

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT
UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING BlackRock Science and Technology Opportunities and
ING UBS U.S. Large Cap Equity Portfolios.

The Board of Directors of ING Variable Portfolios, Inc. and the Board of Directors of ING Partners, Inc. approved separate proposals to reorganize certain funds. Subject to shareholder approval, effective on or about March 23,
2013 (the “Reorganization Effective Date”), the following “Merging Funds” will be reorganized and will merge with and into the following “Surviving Funds.”
Merging Funds		Surviving Funds
ING BlackRock Science and Technology Opportunities		ING MidCap Opportunities Portfolio (Class I)
Portfolio (Class I)
ING UBS U.S. Large Cap Equity Portfolio (Class I)		ING Growth and Income Portfolio (Class I)

In connection with the upcoming Fund reorganizations, effective on the Reorganization Effective Date, the ING
MidCap Opportunities Portfolio (Class I) and the ING Growth and Income Portfolio (Class I) will be added to your
Contract. Additionally, all existing account balances invested in Class S shares of the ING Growth and Income
Portfolio will automatically become investments in Class I shares. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in the same Fund at a lower cost. Please note that the Merging Funds are currently closed to new investors and to new investments by existing investors. The Surviving Funds will also be closed to new investors and to new investment by existing investors.

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to a subaccount that invests in a
Merging Fund to any other available subaccount or to any available fixed interest option. See the
“TRANSFERS” section of your Contract Prospectus or the “INVESTMENT OPTIONS” section of your
Contract Prospectus Summary for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
· After the Reorganization Effective Date, the Merging Funds will no longer exist and all references to them in the
Contract Prospectus and Contract Prospectus Summary will be replaced by the corresponding Surviving Fund.
· The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganizations. Consequently, there will be no change to the “Fund
Fees and Expenses Examples” shown in the Contract Prospectus and Contract Prospectus Summary.
· You will not incur any fees or charges or any tax liability because of the upcoming fund reorganizations.

X.134760-12	C	Page 1 of 2	January 2013

· Information about the investment adviser/subadviser and the investment objective of the ING Growth and
Income Portfolio can be found in an appendix to your Contract Prospectus and Contract Prospectus Summary.
· Please note the following information about the ING MidCap Opportunities Portfolio:

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

More information about the risks associated with investing in the ING MidCap Opportunities Portfolio can be found in the current prospectus and Statement of Additional Information for that fund.

IMPORTANT INFORMATION REGARDING THE ING RUSSELLTM LARGE CAP
GROWTH INDEX, THE ING RUSSELLTM LARGE CAP VALUE INDEX AND THE
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIOS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING RussellTM Large Cap Growth Index, ING RussellTM Large Cap Value Index
and ING RussellTM Mid Cap Growth Index Portfolios

Each fund’s classification has changed from non-diversified to diversified.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One
Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial
Advisers, LLC has selling agreements.

X.134760-12	C	Page 2 of 2	January 2013